UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Pemberwick Fund
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Pemberwick Fund (the “Fund”) for the period of  April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://pemberwickfund.com/pdf-documents. You can also request this information by contacting us at 1-888-893-4491.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pemberwick Fund	$38	0.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  March 31, 2025, the Fund generated a total investment return of 5.03% net of expenses compared to the Bloomberg U.S. Aggregate Bond Index return of 4.88% (which excludes expenses).  Yields on the 2-Year Treasury decreased throughout the year, resulting in the Fund’s net assset value (“NAV”) steadily increasing from $9.93 on April 1, 2024 to $9.96 as of March 31, 2025.
POSITIONING
The Fund continues to be invested primarily in investment grade floating rate bonds issued by financial institutions with assets greater than $250 billion (50% of the Fund’s net assets). The Fund’s strategy is to purchase these floating rate bonds with shorter durations, not exceeding two years, picking up additional yield from the financial sector without taking any more risk in our opinion and tracking the Fed’s current interest rate position.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pemberwick Fund	5.03	3.34	2.15
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg 1-3 Year US Government/Credit Index	5.61	1.56	1.73
Visit https://pemberwickfund.com/pdf-documents for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pemberwick Fund	PAGE 1	TSR-AR-56170L406

KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$212,643,984
Number of Holdings	197
Net Advisory Fee Paid	$338,892
Portfolio Turnover Rate	54%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top Sectors	(% of Net Assets)
Financials	52.8%
U.S. Treasury Obligations	8.9%
U.S. Treasury Bills	5.6%
Mortgage and Government Agency Obligations	1.9%
Consumer, Non-cyclical	1.5%
Utilities	1.5%
Industrials	1.4%
Communications	0.5%
Energy	0.5%
Technology	0.5%
Consumer, Cyclical	0.4%
Health Care	0.3%
Cash & Other	24.2%

Top 10 Issuers	(% of Net Assets)
First American Government Obligations Fund	23.7%
United States Treasury Note/Bond	8.9%
Wells Fargo Bank NA	5.6%
United States Treasury Bill	5.6%
American Express Co.	5.3%
Goldman Sachs Group, Inc.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.9%
Canadian Imperial Bank of Commerce	4.7%
Morgan Stanley Bank NA	4.0%
Mizuho Financial Group, Inc.	3.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://pemberwickfund.com/pdf-documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-893-4491, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pemberwick Fund	PAGE 2	TSR-AR-56170L406

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2025	FYE 3/31/2024
Audit Fees	$18,400	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,100
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Pemberwick Fund:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pemberwick Fund
Core Financial Statements
March 31, 2025

Pemberwick Fund
Schedule of Investments
March 31, 2025

	Par	Value
CORPORATE BONDS - 59.4%
COMMUNICATIONS - 0.5%
Comcast Corp., 3.95%, 10/15/2025	$125,000	$124,720
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	300,000	298,288
Walt Disney Co.
3.70%, 10/15/2025	250,000	249,052
1.75%, 01/13/2026	300,000	293,989
		966,049
CONSUMER, CYCLICAL - 0.4%
Target Corp., 2.25%, 04/15/2025	250,000	249,748
Toyota Motor Credit Corp.
3.65%, 08/18/2025	300,000	298,935
0.80%, 10/16/2025	300,000	294,121
		842,804
CONSUMER, NON-CYCLICAL - 1.5%
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	300,000	293,659
3.20%, 06/15/2026	300,000	296,531
Brown-Forman Corp., 3.50%, 04/15/2025	300,000	299,841
PepsiCo, Inc., 2.75%, 04/30/2025	300,000	299,575
Philip Morris International, Inc., 1.50%, 05/01/2025	1,000,000	997,329
UnitedHealth Group, Inc.
5.15%, 10/15/2025	300,000	301,166
3.70%, 12/15/2025	400,000	398,088
3.10%, 03/15/2026	350,000	346,038
		3,232,227
ENERGY - 0.5%
BP Capital Markets America, Inc.
3.80%, 09/21/2025	250,000	249,227
3.12%, 05/04/2026	300,000	295,970
Chevron Corp., 1.55%, 05/11/2025	300,000	299,009
Phillips 66, 3.85%, 04/09/2025	300,000	299,937
		1,144,143
FINANCIALS - 52.8%(a)
Aflac, Inc., 1.13%, 03/15/2026	300,000	290,615
American Express Co.
5.15% (SOFR + 0.76%), 02/13/2026(f)	4,231,000	4,247,863
5.73% (SOFR + 1.35%), 10/30/2026(f)	4,600,000	4,625,579
5.03% (SOFR + 0.65%), 11/04/2026(f)	2,383,000	2,389,006
Ameriprise Financial, Inc., 3.00%, 04/02/2025	300,000	299,978
AvalonBay Communities, Inc., 3.50%, 11/15/2025	300,000	297,957
Bank of America Corp.
5.68% (SOFR + 1.33%), 04/02/2026(f)	3,669,000	3,669,534

	Par	Value
5.41% (SOFR + 1.02%), 08/18/2026(f)	$3,400,000	$3,425,771
5.35% (SOFR + 0.97%), 07/22/2027(f)	1,200,000	1,206,796
5.77% (SOFR + 1.35%), 09/15/2027(f)	2,179,000	2,208,023
Bank of Montreal
5.47% (SOFR + 1.06%), 06/07/2025(f)	2,000,000	2,003,260
5.38% (SOFR + 0.95%), 09/25/2025(f)	1,680,000	1,686,193
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	300,000	296,833
Canadian Imperial Bank of Commerce
5.29% (SOFR + 0.94%), 04/07/2025(f)	3,834,000	3,834,451
5.65% (SOFR + 1.22%), 10/02/2026(f)	6,000,000	6,068,603
Citibank NA, 4.97% (SOFR + 0.59%), 04/30/2026(f)	400,000	401,549
Citigroup, Inc., 5.18% (SOFR + 0.77%), 06/09/2027(f)	1,819,000	1,823,590
ERP Operating LP, 3.38%, 06/01/2025	1,000,000	997,387
Goldman Sachs Group, Inc.
5.45% (SOFR + 1.07%), 08/10/2026(f)	2,700,000	2,708,685
5.20% (SOFR + 0.79%), 12/09/2026(f)	2,000,000	2,004,320
5.22% (SOFR + 0.81%), 03/09/2027(f)	3,000,000	3,009,219
5.19% (SOFR + 0.77%), 03/18/2027(f)	1,000,000	1,002,126
5.15% (SOFR + 0.75%), 05/21/2027(f)	1,330,000	1,334,340
5.29% (SOFR + 0.92%), 10/21/2027(f)	400,000	401,330
HSBC Holdings PLC, 5.94% (3 mo. Term SOFR + 1.64%), 09/12/2026 (f)	7,000,000	7,042,758
Loews Corp., 3.75%, 04/01/2026	400,000	397,767
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	300,000	298,214
MetLife, Inc., 3.60%, 11/13/2025	125,000	124,339
Mid-America Apartments LP, 4.00%, 11/15/2025	300,000	299,038
Mizuho Financial Group, Inc., 5.36% (SOFR + 0.96%), 05/22/2026(f)	7,700,000	7,708,145
Morgan Stanley Bank NA
5.15% (SOFR + 0.78%), 07/16/2025(f)	6,065,000	6,072,239
5.55% (SOFR + 1.17%), 10/30/2026(f)	2,500,000	2,523,517

The accompanying notes are an integral part of these financial statements.

1

Pemberwick Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
FINANCIALS - (Continued)
New York Life Global Funding, 4.89% (SOFR + 0.48%), 06/09/2026(b) (f)	$4,000,000	$4,006,405
Principal Financial Group, Inc., 3.40%, 05/15/2025	1,000,000	997,997
Prologis LP
3.25%, 06/30/2026	300,000	295,989
2.13%, 04/15/2027	300,000	287,052
Prudential Financial, Inc., 1.50%, 03/10/2026	400,000	389,565
Public Storage Operating Co., 0.88%, 02/15/2026	300,000	291,002
Realty Income Corp.
3.88%, 04/15/2025	150,000	149,934
0.75%, 03/15/2026	400,000	386,029
4.13%, 10/15/2026	300,000	298,779
Royal Bank of Canada
5.20% (SOFR + 0.84%), 04/14/2025(f)	1,000,000	1,000,234
4.97% (SOFR + 0.59%), 11/02/2026(f)	2,200,000	2,202,543
5.32% (SOFR + 0.95%), 01/19/2027(f)	3,000,000	3,022,709
5.08% (SOFR + 0.71%), 01/21/2027(f)	1,123,000	1,125,987
Simon Property Group LP
3.50%, 09/01/2025	400,000	398,291
3.30%, 01/15/2026	400,000	396,077
Sumitomo Mitsui Financial Group, Inc.
5.79% (SOFR + 1.43%), 01/13/2026(f)	7,100,000	7,163,291
5.66% (SOFR + 1.30%), 07/13/2026(f)	1,400,000	1,415,063
5.24% (SOFR + 0.88%), 01/14/2027(f)	1,731,000	1,743,993
Wells Fargo Bank NA
5.18% (SOFR + 0.80%), 08/01/2025(f)	4,000,000	4,005,928
5.07% (SOFR + 0.71%), 01/15/2026(f)	4,900,000	4,915,217
5.70% (SOFR + 1.32%), 04/25/2026(f)	3,000,000	3,002,980
		112,194,090
HEALTH CARE - 0.3%
AbbVie, Inc., 3.60%, 05/14/2025	700,000	699,140
INDUSTRIALS - 1.4%
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025	100,000	100,000
7.00%, 12/15/2025	215,000	218,939
Caterpillar Financial Services Corp.
3.40%, 05/13/2025	1,000,000	998,721
0.80%, 11/13/2025	300,000	293,844

	Par	Value
John Deere Capital Corp.
4.05%, 09/08/2025	$700,000	$699,500
0.70%, 01/15/2026	300,000	291,700
5.05%, 03/03/2026	300,000	302,080
		2,904,784
TECHNOLOGY - 0.5%
Apple, Inc., 3.20%, 05/13/2025	150,000	149,767
International Business Machines Corp., 7.00%, 10/30/2025	150,000	152,178
Intuit, Inc., 0.95%, 07/15/2025	500,000	494,721
Lam Research Corp., 3.75%, 03/15/2026	300,000	298,195
		1,094,861
UTILITIES - 1.5%
Arizona Public Service Co., 3.15%, 05/15/2025	300,000	299,478
Duke Energy Progress LLC, 3.25%, 08/15/2025	100,000	99,580
Georgia Power Co., 3.25%, 04/01/2026	300,000	296,724
Louisville Gas and Electric Co., 3.30%, 10/01/2025	150,000	148,969
National Rural Utilities Cooperative Finance Corp., 4.45%, 03/13/2026	300,000	300,138
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025	400,000	401,659
PECO Energy Co., 3.15%, 10/15/2025	428,000	424,775
Public Service Electric and Gas Co.
3.00%, 05/15/2025	675,000	673,446
0.95%, 03/15/2026	300,000	290,430
Virginia Electric and Power Co., 3.15%, 01/15/2026	300,000	296,830
		3,232,029
TOTAL CORPORATE BONDS (Cost $126,221,818)		126,310,127
U.S. TREASURY OBLIGATIONS - 8.9%
United States Treasury Note/Bond
0.38%, 04/30/2025	2,000,000	1,993,720
2.13%, 05/15/2025	2,000,000	1,994,623
0.25%, 05/31/2025	2,000,000	1,986,696
0.25%, 06/30/2025	1,700,000	1,683,148
2.75%, 06/30/2025	1,500,000	1,494,702
2.88%, 07/31/2025	1,500,000	1,493,063
2.00%, 08/15/2025	800,000	793,292
2.75%, 08/31/2025	500,000	497,004
2.25%, 11/15/2025	820,000	810,607
4.50%, 11/15/2025	400,000	400,821
0.38%, 01/31/2026	1,700,000	1,648,417
2.63%, 01/31/2026	200,000	197,622
6.00%, 02/15/2026	1,900,000	1,931,893

The accompanying notes are an integral part of these financial statements.

2

Pemberwick Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS - (Continued)
0.75%, 04/30/2026	$1,000,000	$965,516
0.75%, 05/31/2026	1,000,000	963,086
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,915,127)		18,854,210
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Federal Home Loan Mortgage Corp.
Series 2091, Class PG, 6.00%, 11/15/2028	57,809	58,652
Series 2097, Class PZ, 6.00%, 11/15/2028	37,925	38,449
Series 2526, Class FI, 5.46% (30 day avg SOFR US + 1.11%), 02/15/2032(f)	13,338	13,418
Series 2682, Class LD, 4.50%, 10/15/2033	15,277	15,277
Series 2759, Class TC, 4.50%, 03/15/2034	85,221	84,367
Series 2933, Class HD, 5.50%, 02/15/2035	1,535	1,569
Series 2989, Class TG, 5.00%, 06/15/2025	6	6
Series 3002, Class YD, 4.50%, 07/15/2025	480	479
Series 3775, Class EM, 3.50%, 11/15/2025	1,235	1,228
Series 3786, Class NA, 4.50%, 07/15/2040	6,822	6,822
Series 3970, Class HB, 3.00%, 12/15/2026	32,874	32,474
Series 4002, Class LB, 2.00%, 09/15/2041	33,989	32,558
Series 4020, Class PA, 2.75%, 03/15/2027	3,404	3,366
Series 4171, Class NG, 2.00%, 06/15/2042	61,513	56,221
Series 4203, Class DM, 3.00%, 04/15/2033	25,565	25,047
Series 4266, Class BG, 2.50%, 04/15/2026	5,431	5,365
Series 4309, Class JD, 2.00%, 10/15/2043	9,112	8,485
Series 4311, Class TD, 2.50%, 02/15/2029	23,334	22,954
Series 4363, Class EJ, 4.00%, 05/15/2033	42,853	42,566
Series 4453, Class DA, 3.50%, 11/15/2033	14,591	14,484
Series 4472, Class MA, 3.00%, 05/15/2045	236,818	220,717
Series 4716, Class PA, 3.00%, 07/15/2044	43,011	42,203
Series 4949, Class PM, 2.50%, 02/25/2050	136,676	114,466

	Par	Value
Federal National Mortgage Association
Series 2002-56, Class PE, 6.00%, 09/25/2032	$36,766	$38,116
Series 2003-127, Class EG, 6.00%, 12/25/2033	45,917	47,580
Series 2005-40, Class YG, 5.00%, 05/25/2025	7	7
Series 2005-48, Class AU, 5.50%, 06/25/2035	17,106	17,521
Series 2005-64, Class PL, 5.50%, 07/25/2035	4,351	4,462
Series 2005-68, Class PG, 5.50%, 08/25/2035	4,959	4,971
Series 2005-83, Class LA, 5.50%, 10/25/2035	2,101	2,151
Series 2007-27, Class MQ, 5.50%, 04/25/2027	554	554
Series 2010-123, Class BP, 4.50%, 11/25/2040	48,129	48,011
Series 2011-110, Class CY, 3.50%, 11/25/2026	33,118	32,645
Series 2011-146, Class LX, 3.50%, 10/25/2040	51,074	50,709
Series 2012-101, Class AB, 1.50%, 06/25/2027	129	129
Series 2012-102, Class HA, 2.00%, 02/25/2042	37,877	35,629
Series 2012-134, Class VP, 3.00%, 10/25/2042	14,738	14,609
Series 2012-139, Class JA, 3.50%, 12/25/2042	141,037	133,441
Series 2012-148, Class BQ, 1.25%, 01/25/2028	17,850	17,385
Series 2012-38, Class PA, 2.00%, 09/25/2041	15,511	14,494
Series 2012-66, Class HE, 1.50%, 06/25/2027	2,437	2,390
Series 2012-90, Class DA, 1.50%, 03/25/2042	19,383	17,752
Series 2013-124, Class BD, 2.50%, 12/25/2028	1,792	1,770
Series 2013-14, Class QD, 1.50%, 03/25/2043	23,961	20,215
Series 2013-18, Class PA, 2.00%, 11/25/2041	51,878	49,543
Series 2013-6, Class LD, 2.00%, 02/25/2043	27,933	24,199
Series 2013-72, Class HG, 3.00%, 04/25/2033	68,819	66,873
Series 2014-19, Class HA, 2.00%, 06/25/2040	7,469	7,276
Series 2014-8, Class DA, 4.00%, 03/25/2029	4,246	4,220
Series 2016-105, Class PA, 3.50%, 04/25/2045	117,911	115,443
Series 2016-60, Class Q, 1.75%, 09/25/2046	51,353	47,065

The accompanying notes are an integral part of these financial statements.

3

Pemberwick Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2016-8, Class PC, 2.50%, 10/25/2044	$128,560	$123,697
Series 2017-77, Class BA, 2.00%, 10/25/2047	47,279	43,078
Series 2019-33, Class N, 3.00%, 03/25/2048	286,716	268,334
Government National Mortgage Association
Series 2007-11, Class PE, 5.50%, 03/20/2037	19,141	19,401
Series 2010-112, Class NG, 2.25%, 09/16/2040	45,275	42,350
Series 2012-106, Class MA, 2.00%, 11/20/2041	56,501	52,817
Series 2012-48, Class MA, 2.50%, 04/16/2042	36,477	33,482
Series 2013-56, Class AP, 2.00%, 11/16/2041	50,731	46,560
Series 2013-64, Class LP, 1.50%, 08/20/2041	78,664	73,011
Series 2013-88, Class WA, 4.48%, 06/20/2030 (c)	496	495
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,481,112)		2,363,558
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	1,795	1,797
Pool C91281, 4.50%, 12/01/2029	4,235	4,240
Pool C91295, 4.50%, 04/01/2030	2,267	2,272
Pool J14494, 4.00%, 02/01/2026	881	878
Pool J15974, 4.00%, 06/01/2026	447	445
Pool J17508, 3.00%, 12/01/2026	6,850	6,770
Pool ZT1361, 3.00%, 05/01/2047	185,077	164,397
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	13,837	13,427
Federal National Mortgage Association
Pool 256045, 5.00%, 12/01/2025	500	499
Pool 257204, 5.50%, 05/01/2028	2,209	2,233
Pool AC3237, 5.00%, 10/01/2039	15,829	15,974
Pool AD0249, 5.50%, 04/01/2037	6,248	6,369
Pool BL5531, 2.33%, 01/01/2027	598,019	578,912
Pool BP3785, 2.00%, 03/01/2036	274,038	248,545
Pool BP6567, 3.00%, 08/01/2040	126,545	116,588
Pool FM2014, 3.00%, 11/01/2049	186,367	164,615
Pool FM5719, 3.00%, 06/01/2046	270,220	243,142
Pool MA0142, 4.00%, 08/01/2029	2,798	2,774
Pool MA0919, 3.50%, 12/01/2031	140,867	137,689
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,861,381)		1,711,566

	Shares	Value
SHORT-TERM INVESTMENTS - 29.3%
Money Market Funds - 23.7%
First American Government Obligations Fund - Class X, 4.27%(d)	50,475,153	$50,475,153

	Par
U.S. Treasury Bills - 5.6%
4.37%, 04/10/2025(e)	$2,000,000	1,997,878
4.25%, 05/08/2025(e)	2,000,000	1,991,305
4.21%, 06/12/2025(e)	1,500,000	1,487,445
4.25%, 07/17/2025(e)	1,500,000	1,481,364
4.24%, 07/24/2025(e)	1,000,000	986,821
4.31%, 08/14/2025(e)	2,000,000	1,968,950
4.17%, 09/04/2025(e)	2,000,000	1,964,580
		11,878,343
TOTAL SHORT-TERM INVESTMENTS (Cost $62,353,077)		62,353,496
TOTAL INVESTMENTS - 99.5% (Cost $211,832,515)		$211,592,957
Other Assets in Excess of Liabilities - 0.5%		1,051,027
TOTAL NET ASSETS - 100.0%		$212,643,984

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $4,006,405 or 1.9% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(e)	The rate shown is the annualized effective yield as of March 31, 2025.
(f)	Variable or Floating Rate Security. The rate shown represents the rate as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Pemberwick Fund
STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2025

Assets:
Investments in securities, at value (cost of $211,832,515)	$211,592,957
Receivables:
Dividends and interest	1,272,260
Fund shares sold	3,860
Prepaid expenses and other assets	6,259
Total assets	212,875,336
Liabilities:
Payables:
Distributions to shareholders	112,965
Administration and fund accounting fees	45,280
Advisory fee	26,211
Directors fees	13,203
Transfer agent fees and expenses	11,994
Fund shares redeemed	6,000
Legal Fees	5,626
Custody fees	4,998
Compliance fees	2,605
Reports to shareholders	1,914
Other accrued expenses	556
Total liabilities	231,352
Net assets	$212,643,984
Net Assets Consist of:
Capital stock	$214,936,601
Total accumulated loss	(2,292,617)
Net assets	$212,643,984
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	21,347,927
Net asset value, offering price and redemption price per share	$9.96

The accompanying notes are an integral part of these financial statements.

5

Pemberwick Fund
STATEMENT OF OPERATIONS

Fiscal Year Ended March 31, 2025
Investment income:
Interest income	$11,558,234
Total investment income	11,558,234
Expenses:
Investment advisory fees (Note 4)	564,819
Administration and fund accounting fees (Note 4)	285,324
Transfer agent fees and expenses	73,090
Legal fees	30,594
Trustees’ fees and expenses	27,851
Custody fees	24,871
Audit fees	20,622
Compliance expense	17,287
Federal and state registration fees	10,682
Reports to shareholders	2,187
Other	15,049
Total expenses before waiver from advisor	1,072,376
Voluntary expense waiver from advisor (Note 4)	(225,927)
Net expenses	846,449
Net investment income	10,711,785
Realized and unrealized gain on investments:
Net realized gain on investments	114,187
Net change in unrealized appreciation on investments	462,291
Net realized and unrealized gain on investments	576,478
Net increase in net assets resulting from operations	$11,288,263

The accompanying notes are an integral part of these financial statements.

6

Pemberwick Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Fiscal Year Ended March 31,
	2025	2024
Operations:
Net investment income	$10,711,785	$12,535,994
Net realized gain (loss) on investments	114,187	(15,607)
Net change in appreciation on investments	462,291	1,905,154
Net increase in net assets resulting from operations	11,288,263	14,425,541
Distributions:
Distributed earnings	(10,721,758)	(12,515,109)
Total distributions	(10,721,758)	(12,515,109)
Capital Share Transactions:
Proceeds from shares sold	89,836,289	70,174,447
Cost of shares redeemed	(128,254,605)	(129,555,060)
Proceeds from shares issued to holders in reinvestment of dividends	10,761,423	12,491,854
Net decrease in net assets from capital share transactions	(27,656,893)	(46,888,759)
Total decrease in net assets	(27,090,388)	(44,978,327)
Net Assets:
Beginning of year	239,734,372	284,712,699
End of year	$212,643,984	$239,734,372
Changes in Shares Outstanding:
Shares sold	9,028,114	7,092,094
Proceeds from shares issued to holders in reinvestment of dividends	1,081,684	1,262,114
Shares redeemed	(12,889,122)	(13,099,504)
Net decrease in shares outstanding	(2,779,324)	(4,745,296)

The accompanying notes are an integral part of these financial statements.

7

Pemberwick Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of year	$9.94	$9.86	$9.93	$10.05	$9.70
Income from Investment Operations:
Net investment income[1]	0.47	0.50	0.27	0.04	0.09
Net realized and unrealized gain (loss) on investments	0.10	0.16	0.00[4]	(0.11)	0.35
Total from investment operations	0.57	0.66	0.27	(0.07)	0.44
Less Distributions:
Dividends from net investment income	(0.55)	(0.58)	(0.34)	(0.05)	(0.09)
Total distributions	(0.55)	(0.58)	(0.34)	(0.05)	(0.09)
Net Asset Value - End of Year	$9.96	$9.94	$9.86	$9.93	$10.05
Total return[2]	5.03%	5.97%	2.08%	(0.73)%	4.49%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$212,644	$239,734	$284,713	$293,295	$282,409
Ratio of operating expenses to average net assets[3]:
Before reimbursements	0.47%	0.45%	0.43%	0.42%	0.41%
After reimbursements	0.37%	0.35%	0.33%	0.32%	0.31%
Ratio of net investment income to average net assets[3]:
Before reimbursements	4.64%	4.91%	2.65%	0.35%	0.77%
After reimbursements	4.74%	5.01%	2.75%	0.45%	0.87%
Portfolio turnover rate	54%	50%	55%	43%	13%

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

[3]	During the period, certain fees were voluntarily waived in the amount of 0.10%. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 4).
[4]	The amount was less than (.005) per share.
The accompanying notes are an integral part of these financial statements.

8

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025
NOTE 1 – ORGANIZATION
The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2025, the Fund did not incur any interest or penalties.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. Gains and losses from paydowns on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

9

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of March 31, 2025 and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional adjustments or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer

10

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$126,310,127	$ —	$126,310,127
U.S. Treasury Obligations	—	18,854,210	—	18,854,210
Collateralized Mortgage Obligations	—	2,363,558	—	2,363,558
U.S. Government Agency Obligations	—	1,711,566	—	1,711,566
Short-Term Investments	50,475,153	11,878,343	—	62,353,496
Total Investments in Securities	$50,475,153	$161,117,804	$ —	$211,592,957

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended March 31, 2025, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% from the Fund based upon the average daily net assets of the Fund. For the fiscal year ended March 31, 2025, the Fund incurred $564,819 in advisory fees. Advisory fees payable at March 31, 2025 for the Fund were $26,211. The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage the U.S. Treasuries and agency debt portion of the Fund. The Advisor pays the Sub-Advisor fee for the Pemberwick Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. For the fiscal year ended March 31, 2025, the Advisor voluntarily waived fees in the amount of $225,927. The fees waived by the Advisor are not subject to recoupment.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an

11

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
affiliate of Fund Services, serves as the Fund’s custodian. For the fiscal year ended March 31, 2025, the Fund incurred the following expenses for administration, fund accounting, transfer agency, compliance and custody fees:

Administration and Fund Accounting	$285,324
Custody	$ 24,871
Transfer agency	$ 73,090
Compliance	$ 17,287

At March 31, 2025, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$45,280
Custody	$4,998
Transfer agency	$11,994
Compliance	$2,605

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the fiscal year ended March 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:
Purchases

U.S. Government Obligations	$18,006,182
Other	$98,430,615

Sales

U.S. Government Obligations	$19,020,000
Other	$142,441,721

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of March 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$211,832,515
Gross unrealized appreciation	188,203
Gross unrealized depreciation	(427,761)
Net unrealized depreciation	(239,558)
Undistributed ordinary income	113,439
Undistributed long-term capital gain	—
Total distributable earnings	113,439
Capital loss carry-forwards	(2,053,533)
Other accumulated gains/(losses)	(112,965)
Total accumulated earnings/(losses)	$(2,292,617)

As of March 31, 2025, the Fund had short-term capital losses in the amount of $756,628 and long-term capital losses in the amount of $1,296,905, with no expiration to offset future capital gains. During the fiscal year ended March 31, 2025, the Fund utilized short-term and long-term capital loss carryover in the amounts of $2,313 and $59,743, respectively, to reduce taxable income.

12

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
The tax character of distributions paid during the year ended March 31, 2025, and the year ended March 31, 2024 was as follows:

	Year Ended March 31,
	2025	2024
Ordinary Income	$10,721,758	$12,515,109

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2025.
NOTE 7 – GUARANTEES AND INDEMNIFICATION
In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor. As of March 31, 2025, investors who are affiliated with the Advisor, when aggregated, owned 100% of the voting securities of the Fund.
NOTE 9 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

13

Pemberwick Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of Pemberwick Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pemberwick Fund (the “Fund”), a series of Manager Directed Portfolios, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 29, 2025

14

Pemberwick Fund
NOTICE TO SHAREHOLDERS
at March 31, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pemberwick Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2025, was as follows:

Pemberwick Fund	0.00%

15

Pemberwick Fund
APPROVAL OF Investment Advisory Agreement and Investment
Sub-Advisory Agreement (Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2024 to consider the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Pemberwick Fund (the “Fund”), a series of the Trust, and the Fund’s investment advisor, Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Pemberwick and J.P. Morgan Investment Management Inc. (“JPMIM” or the “Sub-Advisor”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 17, 2024 to discuss the renewal of the Advisory Agreement and the Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement and Sub-Advisory Agreement, comparative performance information, Pemberwick’s Form ADV and JPMIM’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Pemberwick and JPMIM, including information regarding each firm’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the sub-advisory fee payable by Pemberwick to JPMIM and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with the CEO of Pemberwick in person and other representatives of Pemberwick via videoconference earlier in the year to discuss the Fund’s investment strategy, the Fund’s performance, updates about each firm’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by Pemberwick and JPMIM, the performance of the Fund, trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement, each for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services provided by Pemberwick in the management of the Fund, including portfolio management, research, trading, compliance monitoring, investment strategy oversight, allocation of assets to JPMIM and oversight of JPMIM as the Fund’s sub-advisor. The Trustees also considered the nature, extent and quality of services provided by JPMIM, including portfolio management, research and trading for a portion of the Fund. The Trustees considered the qualifications and experience of personnel at Pemberwick and JPMIM who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Advisor’s compliance program. The Board also considered its previous experience with Pemberwick and JPMIM providing investment advisory and sub-advisory services to the Fund, respectively. The Trustees considered the information provided by Pemberwick and JPMIM in response to the due diligence questionnaire and as part of the presentation by the Advisor earlier in the year. The Trustees concluded that the nature, extent and quality of services provided to the Fund by Pemberwick and JPMIM were appropriate and that the Fund was likely to continue to benefit from the services provided by Pemberwick and JPMIM under the Advisory Agreement and Sub-Advisory Agreement, respectively.
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one-year, three-year, five-year and ten-year periods ended June 30, 2024 on an absolute basis and in comparison to the Fund’s benchmark index, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index. The Board noted the Fund outperformed its benchmark for all periods. The

16

Pemberwick Fund
APPROVAL OF Investment Advisory Agreement and Investment
Sub-Advisory Agreement (Unaudited)(Continued)
Board also considered the performance of the sleeve of the Fund managed by JPMIM and noted that the performance of the sleeve outperformed the custom benchmark for all periods other than the ten-year period.
The Board noted that Pemberwick does not manage any accounts other than the Fund. The Trustees reviewed the performance of the sleeve of the Fund managed by JPMIM relative to JPMIM’s composite of separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor.
The Trustees concluded that the Fund’s performance was satisfactory and the Fund and its shareholders were likely to benefit from Pemberwick’s and JPMIM’s continued management.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of peer funds in the Barrington Cohort. The Trustees considered Pemberwick’s commentary regarding the Fund’s advisory fee rate and subadvisory fee. The Trustees noted that Pemberwick voluntarily waives 0.10% of its management fee. The Trustees noted that the Fund’s contractual management fee of 0.25% was lower than the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Fund, after voluntary waivers, was lower than the Barrington Cohort average. The Trustees noted that Pemberwick does not manage any comparable accounts.
The Trustees concluded that the Fund’s expenses and the management fee paid to Pemberwick were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to the Fund by Pemberwick.
The Trustees then considered the sub-advisory fee paid to JPMIM by Pemberwick for the services provided as the Fund’s sub-advisor. The Trustees concluded that the sub-advisory fee paid to JPMIM by Pemberwick was reasonable.
4. Costs of Services Provided and Profits Realized by the Advisor and Sub-Advisor
The Trustees considered Pemberwick’s and JPMIM’s financial statements and a profitability analysis prepared by Pemberwick based on the fees payable under the Advisory Agreement. The Trustees noted that Pemberwick seeks to achieve break even in operating the Fund and that the Fund was not profitable to Pemberwick during the period presented. The Trustees did not consider JPMIM’s profitability from its relationship with the Fund to be a material factor because the sub-advisory fee is paid by Pemberwick.
5. Economies of Scale
The Trustees compared the Fund’s expenses relative to its cohort and Morningstar peer group and considered potential economies of scale. The Trustees noted that the Fund’s management fee did not contain any breakpoint reductions as the Fund’s assets grow in size but was already set at a low level and that Pemberwick has historically voluntarily waived a portion of its management fee. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level.
Because the sub-advisory fees payable to JPMIM is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
6. Benefits Derived from the Relationship with the Fund
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Pemberwick and JPMIM from their association with the Fund to be material factors.
Conclusion
In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

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Pemberwick Fund
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240. 10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/
Principal Executive Officer

Date	June 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/
Principal Executive Officer

Date	June 2, 2025
By (Signature and Title)*	/s/ Colton W. Scarmardo
Colton Scarmardo,
Treasurer/Principal Financial Officer

Date	June 2, 2025

* Print the name and title of each signing officer under his or her signature.